FINANCIAL INSTRUMENTS AND RELATED RISKS (Disclosure of undiscounted amounts and contractual maturities) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 3,371,737	$ 2,966,264
Lease liability	161,737	333,727
Convertible debentures	1,751,314	0
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	3,371,737	2,966,264
Lease liability	316,400	171,990
Convertible debentures	0
Debt		346,747
1-2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	0	161,737
Convertible debentures	0
Debt		0
Greater than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	0	0
Convertible debentures	$ 1,751,314
Debt		$ 0